June 24, 2019

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Sprott ETF Trust (the “Trust”)

Securities Act File No. 333-228095

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Trust, that: (i) the forms of the Prospectus and Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Pre-Effective Amendment No. 2 to the Trust’s Proxy Statement/Prospectus on Form N-14, which was filed on May 8, 2019, and (ii) the text of Pre-Effective Amendment No. 2 to the Trust’s Proxy Statement/Prospectus on Form N-14 was filed electronically on May 8, 2019.

If you have any questions, please do not hesitate to the undersigned at (202) 973-2727.

Very truly yours,

/s/ Bibb L. Strench

Partner

Thompson Hine LLP

bibb.strench@thompsonhine.com